Information by segments (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Investment property	$ 8,460,426	$ 6,107,506	$ 5,837,477
Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	3,302,929	2,363,283	3,646,929
Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	5,051,828	3,568,355	2,121,295
Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	105,669	175,868	69,253
Exploration and Production [member]
Disclosure of operating segments [line items]
Investment property	7,180,187	4,649,792	3,383,533
Exploration and Production [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	2,071,604	927,282	1,208,464
Exploration and Production [member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	5,051,828	3,568,355	2,121,295
Exploration and Production [member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	56,755	154,155	53,774
Refining and Petrochemicals [member]
Disclosure of operating segments [line items]
Investment property	722,450	611,690	1,110,124
Refining and Petrochemicals [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	702,247	606,749	1,099,850
Refining and Petrochemicals [member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Refining and Petrochemicals [member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	20,203	4,941	10,274
Transportation and Logistics [member]
Disclosure of operating segments [line items]
Investment property	557,789	846,024	1,343,820
Transportation and Logistics [member] | Property, plant and equipment [Member]
Disclosure of operating segments [line items]
Investment property	529,078	829,252	1,338,615
Transportation and Logistics [member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Transportation and Logistics [member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	$ 28,711	$ 16,772	$ 5,205